Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets as of December 31, 2024 and 2023 was composed of the following:

	Weighted Average	Carrying Value
	Useful Life (Years)	December 31, 2024	December 31, 2023
Intangible assets:
Licensed technology for weather modification	10	$33,000	$33,000
Purchased intellectual property for rainfall ionization equipment	10	$83,750	83,750
Less:
Accumulated amortization		(24,323)	(12,648)
Total intangible assets, net		$92,427	$104,102